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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-07562

                  Invesco New York Quality Municipal Securities
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1555 Peachtree Street, N.E. Atlanta, Georgia  30309
 -------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end:  10/31

Date of reporting period: 7/01/09 - 06/30/10

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07562
Reporting Period: 07/01/2009 - 06/30/2010
Invesco New York Quality Municipal Securities









================ Invesco New York Quality Municipal Securities =================


MORGAN STANLEY TRUSTS

Ticker:       OIB            Security ID:  61745P528
Meeting Date: MAY 11, 2010   Meeting Type: Special
Record Date:  FEB 18, 2010

#     Proposal                                Mgt Rec  Vote Cast     Sponsor
----  --------------------------------------  -------  ------------  ----------
1.1   Elect Director David C. Arch            For      Did Not Vote  Management
1.2   Elect Director Bob R. Baker             For      Did Not Vote  Management
1.3   Elect Director Frank S. Bayley          For      Did Not Vote  Management
1.4   Elect Director James T. Bunch           For      Did Not Vote  Management
1.5   Elect Director Bruce L. Crockett        For      Did Not Vote  Management
1.6   Elect Director Rod Dammeyer             For      Did Not Vote  Management
1.7   Elect Director Albert R. Dowden         For      Did Not Vote  Management
1.8   Elect Director Jack M. Fields           For      Did Not Vote  Management
1.9   Elect Director Martin L. Flanagan       For      Did Not Vote  Management
1.10  Elect Director Carl Frischling          For      Did Not Vote  Management
1.11  Elect Director Prema Mathai-Davis       For      Did Not Vote  Management
1.12  Elect Director Lewis F. Pennock         For      Did Not Vote  Management
1.13  Elect Director Larry Soll               For      Did Not Vote  Management
1.14  Elect Director Hugo F. Sonnenschein     For      Did Not Vote  Management
1.15  Elect Director Raymond Stickel, Jr.     For      Did Not Vote  Management
1.16  Elect Director Philip A. Taylor         For      Did Not Vote  Management
1.17  Elect Director Wayne W. Whalen          For      Did Not Vote  Management
2     Approve Investment Advisory Agreement   For      Did Not Vote  Management
3     Approve Subadvisory Agreement           For      Did Not Vote  Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  INVESCO NEW YORK QUALITY MUNICIPAL SECURITIES

By (Signature and Title)*  /s/ Philip A. Taylor
                           -----------------------------------------------------
                                               Philip A. Taylor
                                         Principal Executive Officer

Date August 20, 2010

* Please print the name and title of the signing officer below the signature.